CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
STOCKHOLDERS' DEFICIT
Total stockholders' deficit		$ (976,307)	$ (4,582,561)
Predecessor
Current assets:
Cash and cash equivalents		3,550	7,697
Receivables		150,000
Deferred costs			1,793
Total current assets		153,550	9,490
Total assets		153,550	9,490
Current liabilities:
Accounts payable and accrued liabilities		417,025	1,078,465
Deferred revenue		5,807	13,128
Related party payables		132,199	704,241
Settlement payable		344,392	344,392
Debt, current portion		73,011	378,460
Current liabilities of discontinued operations		120,266	120,266
Derivative liability, short term portion		37,157	194,087
Total current liabilities		1,129,857	2,833,039
Debt, long term portion			1,399,190
Related party payables, long term portion			295,101
Derivative liability, long term portion			64,721
Long term liabilities			1,759,012
Total liabilities		1,129,857	4,592,051
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Preferred stock value
Common stock value		125,890	14,967
Additional paid in capital		97,774,514	96,282,849
Common stock subscriptions (receivable)			(250,000)
Treasury stock, 1,300 shares		(8,589)	(8,589)
Accumulated deficit		(98,868,122)	(100,621,788)
Total stockholders' deficit		(976,307)	(4,582,561)
Total liabilities and stockholders' deficit		153,550	9,490
Successor
Current assets:
Cash and cash equivalents	$ 1,920	1,616	$ 70,298
Receivables	268,674	444,610
Total current assets	287,889	456,226
Total assets	2,510,131	472,461
Prepaid assets	7,295
Short term advances	10,000	10,000
Fixed assets, net	9,128	10,235
Other assets:
Long term license agreement	2,208,614
Deposits	4,500	6,000
Total other assets	2,213,114	6,000
Current liabilities:
Accounts payable and accrued liabilities	1,434,726	1,370,972
Deferred revenue	561,504	433,298
Related party payables	694,649	805,895
Debt, current portion	1,065,388	2,093,745
Total current liabilities	3,756,267	4,703,910
Total liabilities	3,756,267	4,703,910
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Preferred stock value
Common stock value	1,853,461	125,890
Additional paid in capital	8,004,612	805,637
Treasury stock, 1,300 shares	(8,589)	(8,589)
Accumulated deficit	(11,095,620)	(5,154,387)
Total stockholders' deficit	(1,246,136)	(4,231,449)
Total liabilities and stockholders' deficit	$ 2,510,131	$ 472,461